APPLESEED FUND

Supplement to the Prospectus dated November 21, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Appleseed Fund	Appleseed Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 470-1029.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated November 21, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 470-1029.

Supplement dated September 30, 2007

APPLESEED FUND

Supplement to the Statement of Additional Information dated November 21, 2006

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 470-1029.

                 Supplement dated September 30, 2007

ARCHER BALANCED FUND

Supplement to the Prospectus dated December 29, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Archer Balanced Fund	Archer Balanced Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 238-7701.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated December 29, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 238-7701.

Supplement dated September 30, 2007

ARCHER BALANCED FUND

Supplement to the Statement of Additional Information dated December 29, 2006

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 238-7701.

                 Supplement dated September 30, 2007

BECKER VALUE EQUITY FUND

BECKER SMALL CAP EQUITY FUND

Supplement to the Prospectus dated February 28, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Becker Funds	Becker Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 551-3998.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated February 28, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 551-3998.

Supplement dated September 30, 2007

BECKER VALUE EQUITY FUND

BECKER SMALL CAP EQUITY FUND

Supplement to the Statement of Additional Information dated February 28, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 551-3998.

                 Supplement dated September 30, 2007

CHINOOK EMERGING GROWTH FUND

Supplement to the Prospectus dated April 2, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Chinook Emerging Growth Fund	Chinook Emerging Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 440-6895.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated April 2, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 440-6895.

Supplement dated September 30, 2007

CHINOOK EMERGING GROWTH FUND

Supplement to the Statement of Additional Information dated April 2, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 440-6895.

                 Supplement dated September 30, 2007

CRAWFORD DIVIDEND GROWTH FUND

CLASS C

Supplement to the Prospectus dated May 1, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Crawford Dividend Growth Fund	Crawford Dividend Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 431-1716.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated May 1, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 431-1716.

Supplement dated September 30, 2007

CRAWFORD DIVIDEND GROWTH FUND

CLASS C

Supplement to the Statement of Additional Information dated May 1, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 431-1716.

                 Supplement dated September 30, 2007

CRAWFORD DIVIDEND GROWTH FUND

CLASS I

Supplement to the Prospectus dated May 1, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Crawford Dividend Growth Fund	Crawford Dividend Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 431-1716.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated May 1, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 431-1716.

Supplement dated September 30, 2007

CRAWFORD DIVIDEND GROWTH FUND

CLASS I

Supplement to the Statement of Additional Information dated May 1, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 431-1716.

                 Supplement dated September 30, 2007

DEAN LARGE CAP VALUE FUND

DEAN SMALL CAP VALUE FUND

DEAN INTERNATIONAL FUND

Supplement to the Prospectus dated August 1, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Dean Funds	Dean Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (888) 899-8343.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated August 1, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (888) 899-8343.

Supplement dated September 30, 2007

DEAN LARGE CAP VALUE FUND

DEAN SMALL CAP VALUE FUND

DEAN INTERNATIONAL FUND

Supplement to the Statement of Additional Information dated August 1, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 899-8343.

                 Supplement dated September 30, 2007

DREMAN CONTRARIAN LARGE CAP VALUE FUND

DREMAN CONTRARIAN MID CAP VALUE FUND

DREMEN CONTRARIAN SMALL CAP VALUE FUND

Supplement to the Prospectus dated February 28, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Dreman Contrarian Funds	Dreman Contrarian Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 247-1014.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated February 28, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 247-1014.

Supplement dated September 30, 2007

DREMAN CONTRARIAN LARGE CAP VALUE FUND

DREMAN CONTRARIAN MID CAP VALUE FUND

DREMAN CONTRARIAN SMALL CAP VALUE FUND

Supplement to the Statement of Additional Information dated February 28, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.

                 Supplement dated September 30, 2007

DREMAN CONTRARIAN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS

Supplement to the Prospectus dated July 5, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Dreman Contrarian Small Cap Value Fund	Dreman Contrarian Small Cap Value Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 247-1014.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated July 5, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 247-1014.

Supplement dated September 30, 2007

DREMAN CONTRARIAN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS

Supplement to the Statement of Additional Information dated July 5, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.

                 Supplement dated September 30, 2007

DREMAN QUANTITATIVE LARGE CAP VALUE FUND

DREMAN QUANTITATIVE MID CAP VALUE FUND

DREMAN QUANTITATIVE SMALL CAP VALUE FUND

Supplement to the Prospectus dated March 12, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Dreman Quantitative Funds	Dreman Quantitative Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 247-1014.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated March 12, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 247-1014.

Supplement dated September 30, 2007

DREMAN QUANTITATIVE LARGE CAP VALUE FUND

DREMAN QUANTITATIVE MID CAP VALUE FUND

DREMAN QUANTITATIVE SMALL CAP VALUE FUND

Supplement to the Statement of Additional Information dated March 12, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.

                 Supplement dated September 30, 2007

FCI EQUITY FUND

FCI BOND FUND

Supplement to the Prospectus dated January 31, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

FCI Funds	FCI Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (877) 627-8504.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated January 31, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (877) 627-8504.

Supplement dated September 30, 2007

FCI EQUITY FUND

FCI BOND FUND

Supplement to the Statement of Additional Information dated January 31, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 627-8504.

                 Supplement dated September 30, 2007

GJMB GROWTH FUND

Supplement to the Prospectus dated May 1, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

GJMB Growth Fund	GJMB Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (888) 912-4562.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated May 1, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (888) 912-4562.

Supplement dated September 30, 2007

GJMB GROWTH FUND

Supplement to the Statement of Additional Information dated May 1, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 912-4562.

                 Supplement dated September 30, 2007

IMS CAPITAL VALUE FUND

IMS STRATEGIC INCOME FUND

IMS STRATEGIC ALLOCATION FUND

Supplement to the Prospectus dated August 31, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

IMS Funds	IMS Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 934-5550.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated August 31, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 934-5550.

Supplement dated September 30, 2007

IMS CAPITAL VALUE FUND

IMS STRATEGIC INCOME FUND

IMS STRATEGIC ALLOCATION FUND

Supplement to the Statement of Additional Information dated August 31, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 934-5550.

                 Supplement dated September 30, 2007

IRON MARKET OPPORTUNITY FUND

IRON STRATEGIC INCOME FUND

Supplement to the Prospectus dated December 29, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Iron Funds	Iron Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (877) 322-0575.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated December 29, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (877) 322-0575.

Supplement dated September 30, 2007

IRON MARKET OPPORTUNITY FUND

IRON STRATEGIC INCOME FUND

Supplement to the Statement of Additional Information dated December 29, 2006

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 322-0575.

                 Supplement dated September 30, 2007

LEEB FOCUS FUND

Supplement to the Prospectus dated November 30, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Leeb Focus Fund	Leeb Focus Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (866) 400-5332.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated November 30, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (866) 400-5332.

Supplement dated September 30, 2007

LEEB FOCUS FUND

Supplement to the Statement of Additional Information dated November 30, 2006

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (866) 400-5332.

                 Supplement dated September 30, 2007

MARATHON VALUE PORTFOLIO

Supplement to the Prospectus dated February 28, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Marathon Value Portfolio	Marathon Value Portfolio
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 788-6086.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated February 28, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 788-6086.

Supplement dated September 30, 2007

MARATHON VALUE PORTFOLIO

Supplement to the Statement of Additional Information dated February 28, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 788-6086.

                 Supplement dated September 30, 2007

MARCO TARGETED RETURN FUND

Supplement to the Prospectus dated March 31, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Marco Targeted Return Fund	Marco Targeted Return Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 440-9341.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated March 31, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 440-9341.

Supplement dated September 30, 2007

MARCO TARGETED RETURN FUND

Supplement to the Statement of Additional Information dated March 31, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 440-9341.

                 Supplement dated September 30, 2007

MIRZAM CAPITAL APPRECIATION FUND

Supplement to the Prospectus dated August 10, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Mirzam Capital Appreciation Fund	Mirzam Capital Appreciation Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (888) 693-8056.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated August 10, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (888) 693-8056.

Supplement dated September 30, 2007

MIRZAM CAPITAL APPRECIATION FUND

Supplement to the Statement of Additional Information dated August 10, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 693-8056.

                 Supplement dated September 30, 2007

NS SMALL CAP GROWTH FUND

Supplement to the Prospectus dated August 31, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

NS Small Cap Growth Fund	NS Small Cap Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 470-1019.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated August 31, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 470-1019.

Supplement dated September 30, 2007

NS SMALL CAP GROWTH FUND

Supplement to the Statement of Additional Information dated August 31, 2006

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 470-1019.

                 Supplement dated September 30, 2007

POLYNOUS GROWTH FUND

Supplement to the Prospectus dated November 28, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Polynous Growth Fund	Polynous Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 528-8069.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated November 28, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 528-8069.

Supplement dated September 30, 2007

POLYNOUS GROWTH FUND

Supplement to the Statement of Additional Information dated November 28, 2006

Effective October 8, 2007, the address for Unified Fund Services, Inc., the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator will change. The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 528-8069.

                 Supplement dated September 30, 2007

QCM ABSOLUTE RETURN FUND

Supplement to the Prospectus dated February 28, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

QCM Absolute Return Fund	QCM Absolute Return Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (866) 726-0044.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated February 28, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (866) 726-0044.

Supplement dated September 30, 2007

QCM ABSOLUTE RETURN FUND

Supplement to the Statement of Additional Information dated February 28, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (866) 726-0044.

                 Supplement dated September 30, 2007

ROOSEVELT ANTI-TERROR MULTI-CAP FUND

Supplement to the Prospectus dated March 31, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Roosevelt Anti-Terror Multi-Cap Fund	Roosevelt Anti-Terror Multi-Cap Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (877) 322-0576.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated March 31, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (877) 322-0576.

Supplement dated September 30, 2007

ROOSEVELT ANTI-TERROR MULTI-CAP FUND

Supplement to the Statement of Additional Information dated March 31, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 322-0576.

                 Supplement dated September 30, 2007

SOUND MIND INVESTING FUND

SOUND MIND INVESTING MANAGED VOLATILITY FUND

Supplement to the Prospectus dated February 28, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Sound Mind Investing Funds	Sound Mind Investing Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (877) 764-3863.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated February 28, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (877) 764-3863.

Supplement dated September 30, 2007

SOUND MIND INVESTING FUND

SOUND MIND INVESTING MANAGED VOLATILITY FUND

Supplement to the Statement of Additional Information dated February 28, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 764-3863.

                 Supplement dated September 30, 2007

STONERIDGE SMALL CAP GROWTH FUND

Supplement to the Prospectus dated December 29, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

StoneRidge Small Cap Growth Fund	StoneRidge Small Cap Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 441-6978.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated December 29, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 441-6978.

Supplement dated September 30, 2007

STONERIDGE SMALL CAP GROWTH FUND

Supplement to the Statement of Additional Information dated December 29, 2006

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 441-6978.

                 Supplement dated September 30, 2007

SYMONS ALPHA GROWTH INSTITUTIONAL FUND

SYMONS ALPHA VALUE INSTITUTIONAL FUND

Supplement to the Prospectus dated December 14, 2006

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Funds’ transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in a Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Symons Institutional Funds	Symons Institutional Funds
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (877) 679-6667.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated December 14, 2006, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (877) 679-6667.

Supplement dated September 30, 2007

SYMONS ALPHA GROWTH INSTITUTIONAL FUND

SYMONS ALPHA VALUE INSTITUTIONAL FUND

Supplement to the Statement of Additional Information dated December 14, 2006

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Funds’ transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Funds’ principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 679-6667.

                 Supplement dated September 30, 2007

TOREADOR LARGE CAP FUND

Supplement to the Prospectus dated August 31, 2007

Effective October 8, 2007, Unified Fund Services, Inc., which acts as the Fund’s transfer agent, will be relocating its offices. As a result of this move, the address to which overnight deliveries should be sent will change. Effective October 8, 2007, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

U.S. Mail: (no change)	Overnight:

Toreador Large Cap Fund	Toreador Large Cap Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 N. Meridian St., Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also contact Shareholder Services by calling (800) 343-5902.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated August 31, 2007, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 343-5902.

Supplement dated September 30, 2007

TOREADOR LARGE CAP FUND

Supplement to the Statement of Additional Information dated August 31, 2007

Effective October 8, 2007, the address for the following Fund service providers will change:

•	Unified Fund Services, Inc. – the Fund’s transfer agent, dividend disbursing agent, fund accounting agent, and administrator
•	Unified Financial Securities, Inc. – the Fund’s principal underwriter

The address for all Trustees and Officers of Unified Series Trust will also change.

The new address will be:

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 343-5902.

                 Supplement dated September 30, 2007